TRADE AND OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables (Note i)	$ 18,042	$ 14,952
Prepayment to suppliers (Note ii)	12,923	14,584
Others (Note iii)	6,973	3,552
Other receivables and prepayments	19,896	18,136
Total	37,938	33,088
Current	35,652	30,754
Non-current (Note iii)	$ 2,286	$ 2,334